Components of Trading Account Assets and Trading Account Liabilities at their Fair Value (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account assets	¥ 28,105,899	¥ 31,527,969
Trading account liabilities	16,696,406	19,402,556
Trading securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account assets	14,979,481	15,486,939
Trading securities | Japanese equity securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account assets	391,491	271,440
Trading securities | Japanese government and corporate debt securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account assets	7,056,932	7,765,716
Trading securities | Foreign government bonds and other securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account assets	7,531,058	7,449,783
Derivative assets
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account assets	13,126,418	16,041,030
Derivative assets | Interest rate contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account assets	9,963,943	12,187,368
Derivative assets | Foreign exchange contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account assets	2,844,798	3,457,282
Derivative assets | Equity-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account assets	153,761	157,534
Derivative assets | Credit-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account assets	59,502	116,102
Derivative assets | Other contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account assets	104,414	122,744
Trading securities sold, not yet purchased
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account liabilities	4,414,702	4,114,020
Derivative liabilities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account liabilities	12,281,704	15,288,536
Derivative liabilities | Interest rate contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account liabilities	9,541,145	11,738,251
Derivative liabilities | Foreign exchange contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account liabilities	2,465,219	3,174,580
Derivative liabilities | Equity-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account liabilities	150,246	170,484
Derivative liabilities | Credit-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account liabilities	38,751	104,113
Derivative liabilities | Other contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account liabilities	¥ 86,343	¥ 101,108